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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05845


                      Invesco Van Kampen Senior Loan Fund
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               (Exact name of registrant as specified in charter)


              1555 Peachtree Street, N.E., Atlanta, Georgia 30309
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              (Address of principal executive offices) (Zip code)


                             John M. Zerr, Esquire
              11 Greenway Plaza, Suite 2500 Houston, Texas 77046
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                    (Name and address of agent for service)

                                    Copy to:

                            Peter Davidson, Esquire
                             Invesco Advisers, Inc.
                         11 Greenway Plaza, Suite 2500
                               Houston, TX 77046

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/10 - 06/30/11

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05845
Reporting Period: 07/01/2010 - 06/30/2011
Invesco Van Kampen Senior Loan Fund









===================== INVESCO VAN KAMPEN SENIOR LOAN FUND ======================


IDT CORPORATION

Ticker:       IDT            Security ID:  448947507
Meeting Date: DEC 16, 2010   Meeting Type: Annual
Record Date:  OCT 21, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Lawrence E. Bathgate, II For       Against      Management
2     Elect Director Eric F. Cosentino        For       For          Management
3     Elect Director James A. Courter         For       For          Management
4     Elect Director Howard S. Jonas          For       For          Management
5     Elect Director W. Wesley Perry          For       For          Management
6     Elect Director Judah Schorr             For       For          Management


--------------------------------------------------------------------------------

IDT CORPORATION

Ticker:       IDT            Security ID:  448947507
Meeting Date: APR 04, 2011   Meeting Type: Special
Record Date:  FEB 18, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Reclassify Common Stock into Class B    For       For          Management
      Common Stock and Provide for Conversion
      of Class A Common Stock into Class B
      Common Stock


--------------------------------------------------------------------------------

LYONDELLBASELL INDUSTRIES NV

Ticker:       LYB            Security ID:  N53745100
Meeting Date: MAY 05, 2011   Meeting Type: Annual
Record Date:  APR 07, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Open Meeting                            None      None         Management
2     Discussion on Company's Corporate       None      None         Management
      Governance Structure
3a    Elect J.S. Bindra as Class I Directors  For       For          Management
      to the Supervisory Board
3b    Reelect M. Carroll as Class I Directors For       For          Management
      to the Supervisory Board
3c    Reelect R. van der Meer as Class I      For       For          Management
      Directors to the Supervisory Board
4     Elect R. Buchanan as Class II Director  For       For          Management
      to the Supervisory Board
5     Elect J. Aigrain as Class III Director  For       For          Management
      to the Supervisory Board
6     Adopt Financial Statements and          For       For          Management
      Statutory Reports
7     Approve Discharge of Management Board   For       For          Management
8     Approve Discharge of Supervisory Board  For       For          Management
9     Ratify PricewaterhouseCoopers as        For       For          Management
      Auditors
10    Approve Remuneration of Supervisory     For       For          Management
      Board
11    Amend Articles Re: Removal of           For       For          Management
      References to Class B Shares and
      Conversion into A Shares, Deletion of
      Provisions regarding Listing on New
      York Stock Exchange, and Legislative
      Changes in Dutch Law
12    Receive Explanation on Company's        None      None         Management
      Reserves and Dividend Policy
13    Approve Dividends of USD 0.10 Per Share For       For          Management
14    Advisory Vote to Approve Remuneration   For       Against      Management
      Report Containing Remuneration Policy
      for Management Board Members
15    Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
16    Elect G. Gwin as Class II Director to   For       For          Management
      the Supervisory Board
17    Close Meeting                           None      None         Management


--------------------------------------------------------------------------------

WELLMAN HOLDINGS, INC.

Ticker:       WMANQ          Security ID:  949700108
Meeting Date: JUN 02, 2011   Meeting Type: Written Consent
Record Date:  APR 28, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Payment of Completion Bonuses           For       For          Management


--------------------------------------------------------------------------------

WELLMAN HOLDINGS, INC.

Ticker:       WMANQ          Security ID:  949700AA6
Meeting Date: JUN 02, 2011   Meeting Type: Written Consent
Record Date:  APR 28, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Payment of Completion Bonuses           For       For          Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) INVESCO VAN KAMPEN SENIOR LOAN FUND


By (Signature and Title)*         /s/ COLIN MEADOWS
                          ----------------------------------
                                    Colin Meadows
                             Principal Executive Officer

Date August 19, 2011

----------
*  Please print the name and title of the signing officer below the signature.